Investments (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Investments

11	INVESTMENTS

Group
	2011	2010
	US$’000	US$’000

Cost
At 1 January	18	5
Revaluation	6	13

At 31 December	24	18

Group investments are shares held in FEC Resources Inc., a listed company, held at respective fair values on 31 December 2011 and 31 December 2010.

The principal subsidiaries of the Group, all of which have been included in these consolidated financial statements and are engaged in the exploration for and development of oil and gas assets, are as follows:

		Proportion of ownership
		interest and ordinary
	Country of	share capital held
Name	incorporation	2011	2010

Forum Philippine Holdings Limited	Jersey	100%	100%
Forum (FEI) Limited	Jersey	100%	100%
Forum (GSEC101) Limited(1)	Jersey	100%	100%
Forum (Nido Matinloc) Limited	Jersey	100%	100%
Forum Exploration Inc	Philippines	66.67%	66.67%
Forum Energy Philippines Corporation	Philippines	100%	100%

(1)	Forum (GSEC101) Limited has established a registered branch office in the Philippines.